UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8342

 NAME OF REGISTRANT:                     Global Macro Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


Global Macro Portfolio
--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE EUROSHOP AG, HAMBURG                                                               Agenda Number:  704494412
--------------------------------------------------------------------------------------------------------------------------
        Security:  D1854M102
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2013
          Ticker:
            ISIN:  DE0007480204
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note that for Registered Share                     Non-Voting
       meetings in Germany there is now a
       requirement that any shareholder who holds
       an aggregate total of 3 per cent or more of
       the outstanding share capital must register
       under their beneficial owner details before
       the appropriate deadline to be able to
       vote. Failure to comply with the
       declaration requirements as stipulated in
       section 21 of the Securities Trade Act
       (WpHG) may prevent the shareholder from
       voting at the general meetings. Therefore,
       your custodian may request that we register
       beneficial owner data for all voted
       accounts to the respective sub custodian.
       If you require further information with
       regard to whether such BO registration will
       be conducted for your custodian's accounts,
       please contact your CSR for more
       information.

       The sub custodians have advised that voted                Non-Voting
       shares are not blocked for trading purposes
       i.e. they are only unavailable for
       settlement. In order to deliver/settle a
       voted position before the deregistration
       date a voting instruction cancellation and
       de-registration request needs to be sent to
       your CSR or Custodian. Failure to
       de-register the shares before settlement
       date could result in the settlement being
       delayed. Please also be aware that although
       some issuers permit the deregistration of
       shares at deregistration date, some shares
       may remain registered up until meeting
       date. If you are considering settling a
       traded voted position prior to the meeting
       date of this event, please contact your CSR
       or custodian to ensure your shares have
       been deregistered.

       The Vote/Registration Deadline as displayed               Non-Voting
       on ProxyEdge is subject to change and will
       be updated as soon as Broadridge receives
       confirmation from the sub custodians
       regarding their instruction deadline. For
       any queries please contact your Client
       Services Representative.

       ACCORDING TO GERMAN LAW, IN CASE OF                       Non-Voting
       SPECIFIC CONFLICTS OF INTEREST IN
       CONNECTION WITH SPECIFIC ITEMS OF THE
       AGENDA FOR THE GENERAL MEETING YOU ARE NOT
       ENTITLED TO EXERCISE YOUR VOTING RIGHTS.
       FURTHER, YOUR VOTING RIGHT MIGHT BE
       EXCLUDED WHEN YOUR SHARE IN VOTING RIGHTS
       HAS REACHED CERTAIN THRESHOLDS AND YOU HAVE
       NOT COMPLIED WITH ANY OF YOUR MANDATORY
       VOTING RIGHTS NOTIFICATIONS PURSUANT TO THE
       GERMAN SECURITIES TRADING ACT (WHPG). FOR
       QUESTIONS IN THIS REGARD PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR
       CLARIFICATION. IF YOU DO NOT HAVE ANY
       INDICATION REGARDING SUCH CONFLICT OF
       INTEREST, OR ANOTHER EXCLUSION FROM VOTING,
       PLEASE SUBMIT YOUR VOTE AS USUAL. THANK
       YOU.

       COUNTER PROPOSALS MAY BE SUBMITTED UNTIL 05               Non-Voting
       JUN 2013. FURTHER INFORMATION ON COUNTER
       PROPOSALS CAN BE FOUND DIRECTLY ON THE
       ISSUER'S WEBSITE (PLEASE REFER TO THE
       MATERIAL URL SECTION OF THE APPLICATION).
       IF YOU WISH TO ACT ON THESE ITEMS, YOU WILL
       NEED TO REQUEST A MEETING ATTEND AND VOTE
       YOUR SHARES DIRECTLY AT THE COMPANY'S
       MEETING. COUNTER PROPOSALS CANNOT BE
       REFLECTED IN THE BALLOT ON PROXYEDGE.

1.     Presentation of the confirmed annual                      Non-Voting
       financial statements as at 31 December
       2012, the consolidated financial statements
       as at 31 December 2012, as approved by the
       Supervisory Board, the Company management
       report and the Group management report with
       the Supervisory Board report for financial
       year 2012 and the Executive Board's
       explanatory report on disclosures pursuant
       to Section 289 (4) and (5) and Section 315
       (4) of the Handelsgesetzbuch (HGB - German
       Commercial Code)

2.     Utilisation of unappropriated surplus                     Mgmt          No vote

3.     Approval of the actions of the Executive                  Mgmt          No vote
       Board

4.     Approval of the actions of the Supervisory                Mgmt          No vote
       Board

5.     Election of the auditor for financial year                Mgmt          No vote
       2013: BDO AG

6.a    Election to the Supervisory Board: Manfred                Mgmt          No vote
       Zass

6.b    Election to the Supervisory Board:                        Mgmt          No vote
       Alexander Otto

6.c    Election to the Supervisory Board: Dr.                    Mgmt          No vote
       Henning Kreke

7.     Resolution regarding the cancellation of                  Mgmt          No vote
       the existing authorised capital 2010 and
       the creation of new authorised capital 2013
       as well as related amendments to the
       Articles of Association




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE WOHNEN AG, FRANKFURT/MAIN                                                          Agenda Number:  704120928
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2046U176
    Meeting Type:  EGM
    Meeting Date:  04-Dec-2012
          Ticker:
            ISIN:  DE000A0HN5C6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       ACCORDING TO GERMAN LAW, IN CASE OF                       Non-Voting
       SPECIFIC CONFLICTS OF INTEREST IN
       CONNECTION WITH SPECIFIC ITEMS OF THE
       AGENDA FOR THE GENERAL MEETING YOU ARE NOT
       ENTITLED TO EXERCISE YOUR VOTING RIGHTS.
       FURTHER, YOUR VOTING RIGHT MIGHT BE
       EXCLUDED WHEN YOUR SHARE IN VOTING RIGHTS
       HAS REACHED CERTAIN THRESHOLDS AND YOU HAVE
       NOT COMPLIED WITH ANY OF YOUR MANDATORY
       VOTING RIGHTS NOTIFICATIONS PURSUANT TO THE
       GERMAN SECURITIES TRADING ACT (WHPG). FOR
       QUESTIONS IN THIS REGARD PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR
       CLARIFICATION. IF YOU DO NOT HAVE ANY
       INDICATION REGARDING SUCH CONFLICT OF
       INTEREST, OR ANOTHER EXCLUSION FROM VOTING,
       PLEASE SUBMIT YOUR VOTE AS USUAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR                 Non-Voting
       THIS MEETING IS  13 NOV 2012 , WHEREAS THE
       MEETING HAS BEEN SETUP USING THE ACTUAL
       RECORD DATE - 1 BUSINESS DAY. THIS IS DONE
       TO ENSURE THAT ALL POSITIONS REPORTED ARE
       IN CONCURRENCE WITH THE GERMAN LAW. THANK
       YOU.

       COUNTER PROPOSALS MAY BE SUBMITTED UNTIL                  Non-Voting
       19.11.2012. FURTHER INFORMATION ON COUNTER
       PROPOSALS CAN BE FOUND DIRECTLY ON THE
       ISSUER'S WEBSITE (PLEASE REFER TO THE
       MATERIAL URL SECTION OF THE APPLICATION).
       IF YOU WISH TO ACT ON THESE ITEMS, YOU WILL
       NEED TO REQUEST A MEETING ATTEND AND VOTE
       YOUR SHARES DIRECTLY AT THE COMPANY'S
       MEETING. COUNTER PROPOSALS CANNOT BE
       REFLECTED IN THE BALLOT ON PROXYEDGE.

1.     Resolution on the creation of an authorised               Mgmt          For                            For
       capital 2012/II with the possibility of
       excluding the subscription rights and
       abolition of the existing authorised share
       capital and an amendment to section 4 a of
       the articles of association a) With the
       consent of the Supervisory Board, the
       Management Board will be authorised to
       increase the share capital on one or more
       occasions up to 3 December 2017 by up to
       EUR 73,071,429 by issuing up to 73,071,429
       new ordinary bearer shares in exchange for
       cash and/or non-cash contributions
       (authorised capital 2012/II). b) For the
       authorised capital 2012/II, section 4 a of
       the articles of association will be
       restated as follows: c) The currently
       existing authorisation to increase share
       capital in accordance with section 4 a of
       the articles of association, that was
       created on 6 June 2012 and is limited until
       5 June 2017, will be revoked as of the
       effective date of the new authorised
       capital 2012/II. d) The Management Board is
       instructed to file the adopted revocation
       under section c) of the authorised capital
       under section 4 a of the articles of
       association and the approved new authorised
       capital under sections a) and b), provided
       these are entered in the commercial
       register, this however only if the new
       authorised capital 2012/II is entered
       immediately after




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE WOHNEN AG, FRANKFURT/MAIN                                                          Agenda Number:  704450600
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2046U176
    Meeting Type:  AGM
    Meeting Date:  28-May-2013
          Ticker:
            ISIN:  DE000A0HN5C6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       ACCORDING TO GERMAN LAW, IN CASE OF                       Non-Voting
       SPECIFIC CONFLICTS OF INTEREST IN
       CONNECTION WITH SPECIFIC ITEMS OF THE
       AGENDA FOR THE GENERAL MEETING YOU ARE NOT
       ENTITLED TO EXERCISE YOUR VOTING RIGHTS.
       FURTHER, YOUR VOTING RIGHT MIGHT BE
       EXCLUDED WHEN YOUR SHARE IN VOTING RIGHTS
       HAS REACHED CERTAIN THRESHOLDS AND YOU HAVE
       NOT COMPLIED WITH ANY OF YOUR MANDATORY
       VOTING RIGHTS NOTIFICATIONS PURSUANT TO THE
       GERMAN SECURITIES TRADING ACT (WHPG). FOR
       QUESTIONS IN THIS REGARD PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR
       CLARIFICATION. IF YOU DO NOT HAVE ANY
       INDICATION REGARDING SUCH CONFLICT OF
       INTEREST, OR ANOTHER EXCLUSION FROM VOTING,
       PLEASE SUBMIT YOUR VOTE AS USUAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR                 Non-Voting
       THIS MEETING IS 07 MAY 2013, WHEREAS THE
       MEETING HAS BEEN SETUP USING THE ACTUAL
       RECORD DATE-1 BUSINESS DAY. THIS IS DONE TO
       ENSURE THAT ALL POSITIONS REPORTED ARE IN
       CONCURRENCE WITH THE GERMAN LAW. THANK YOU.

       COUNTER PROPOSALS MAY BE SUBMITTED UNTIL 13               Non-Voting
       MAY 2013. FURTHER INFORMATION ON COUNTER
       PROPOSALS CAN BE FOUND DIRECTLY ON THE
       ISSUER'S WEBSITE (PLEASE REFER TO THE
       MATERIAL URL SECTION OF THE APPLICATION).
       IF YOU WISH TO ACT ON THESE ITEMS, YOU WILL
       NEED TO REQUEST A MEETING ATTEND AND VOTE
       YOUR SHARES DIRECTLY AT THE COMPANY'S
       MEETING. COUNTER PROPOSALS CANNOT BE
       REFLECTED IN THE BALLOT ON PROXYEDGE.

1.     Presentation of the annual financial                      Non-Voting
       statement and the consolidated financial
       statement approved by the Supervisory Board
       as of 31 December 2012, the Management
       Reports for the company and the Group
       including the report of the Supervisory
       Board for the financial year 2012 as well
       as the explanatory report of the Management
       Board to the information specified in
       accordance with sections 289 paragraphs 4
       and 5, section 315 Paragraph 4 of the
       German Commercial Code as of 31 December
       2012

2.     Resolution on the utilisation of net                      Mgmt          For                            For
       profits of Deutsche Wohnen AG for the
       financial year 2012

3.     Resolution on the ratification of the                     Mgmt          For                            For
       Management Board for the financial year
       2012

4.     Resolution on the ratification of the                     Mgmt          For                            For
       Supervisory Board for the financial year
       2012

5.     The appointment of the auditors and the                   Mgmt          For                            For
       Group auditors as well as the auditors for
       any audit review of the half-year financial
       report for the financial year 2013: Ernst &
       Young GmbH, Stuttgart

6.     Appointment to the Supervisory Board: Uwe                 Mgmt          For                            For
       E. Flach

7.     Creation of an authorised capital 2013 with               Mgmt          For                            For
       the possibility of excluding the
       subscription rights and abolition of the
       existing authorised share capital and an
       amendment to section 4a of the articles of
       association: a) With the consent of the
       Supervisory Board, the Management Board
       will be authorised to increase the share
       capital on one or more occasions up to 27
       May 2018 by up to EUR 80,378,000 by issuing
       up to 80,378,000 new ordinary bearer shares
       in exchange for cash or non-cash
       contributions (authorised capital 2013). b)
       For the authorised capital 2013, section 4a
       of the articles of association will be
       restated as follows: c) The currently
       existing authorisation to increase share
       capital in accordance with section 4a of
       the articles of association, that was
       created on 4 December 2012 and is limited
       until 3 December 2017, will be revoked as
       of the effective date of the new authorised
       capital 2013. d) The Management Board is
       instructed to file the adopted revocation
       under section c) of the authorised capital
       under section 4a of the articles of
       association and the approved new authorised
       capital 2013 under sections a) and b),
       provided these are entered in the
       commercial register, this however only if
       the new authorised capital 2013 is entered
       immediately after. The Management Board is
       authorised, subject to the preceding
       paragraph, to enter the authorised capital
       2013 in the commercial register,
       independently of the other resolutions of
       the Annual General Meeting

8.     Granting a new authorisation to issue                     Mgmt          For                            For
       convertible bonds and/or option bonds
       and/or dividend rights with conversion or
       option rights (or a combination of these
       instruments) with the possibility of
       excluding the subscription rights, the
       creation of a contingent capital 2013,
       revocation of existing authorisations to
       issue convertible bonds and bonds with
       warrants, revocation of the contingent
       capital 2012 (section 4 b of the articles
       of association) and corresponding amendment
       to the articles of association a)
       Authorisation to issue convertible bonds
       and/or option bonds and/or dividend rights
       with conversion or option rights (or a
       combination of these instruments) b)
       Contingent capital increase c) Revocation
       of any unused authorisation from 6 June
       2012 and the corresponding revocation of
       the contingent capital 2012 d) Amendment to
       the articles of association e) Entry in the
       commercial register, authorisation to
       change the articles of association




--------------------------------------------------------------------------------------------------------------------------
 GAGFAH SA, LUXEMBOURG                                                                       Agenda Number:  704493244
--------------------------------------------------------------------------------------------------------------------------
        Security:  L4121J101
    Meeting Type:  MIX
    Meeting Date:  12-Jun-2013
          Ticker:
            ISIN:  LU0269583422
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Receive board's reports                                   Non-Voting

A.2    Receive auditor's reports                                 Non-Voting

A.3    Approve financial statements                              Mgmt          For                            For

A.4    Approve consolidated financial statements                 Mgmt          For                            For

A.5    Approve treatment of net loss                             Mgmt          For                            For

A.6    Approve discharge of directors                            Mgmt          For                            For

A.7    Elect Jonathan Ashley as Director                         Mgmt          For                            For

A.8    Elect Thomas Zinncker as Director                         Mgmt          For                            For

A.9    Approve share repurchase                                  Mgmt          Against                        Against

E.1    Approve reduction in share capital                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GSW IMMOBILIEN AG, BERLIN                                                                   Agenda Number:  704508110
--------------------------------------------------------------------------------------------------------------------------
        Security:  D31311109
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2013
          Ticker:
            ISIN:  DE000GSW1111
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       ACCORDING TO GERMAN LAW, IN CASE OF                       Non-Voting
       SPECIFIC CONFLICTS OF INTEREST IN
       CONNECTION WITH SPECIFIC ITEMS OF THE
       AGENDA FOR THE GENERAL MEETING YOU ARE NOT
       ENTITLED TO EXERCISE YOUR VOTING RIGHTS.
       FURTHER, YOUR VOTING RIGHT MIGHT BE
       EXCLUDED WHEN YOUR SHARE IN VOTING RIGHTS
       HAS REACHED CERTAIN THRESHOLDS AND YOU HAVE
       NOT COMPLIED WITH ANY OF YOUR MANDATORY
       VOTING RIGHTS NOTIFICATIONS PURSUANT TO THE
       GERMAN SECURITIES TRADING ACT (WHPG). FOR
       QUESTIONS IN THIS REGARD PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR
       CLARIFICATION. IF YOU DO NOT HAVE ANY
       INDICATION REGARDING SUCH CONFLICT OF
       INTEREST, OR ANOTHER EXCLUSION FROM VOTING,
       PLEASE SUBMIT YOUR VOTE AS USUAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR                 Non-Voting
       THIS MEETING IS 28 MAY 2013, WHEREAS THE
       MEETING HAS BEEN SETUP USING THE ACTUAL
       RECORD DATE-1 BUSINESS DAY. THIS IS DONE TO
       ENSURE THAT ALL POSITIONS REPORTED ARE IN
       CONCURRENCE WITH THE GERMAN LAW. THANK YOU.

       COUNTER PROPOSALS MAY BE SUBMITTED UNTIL 03               Non-Voting
       JUN 2013. FURTHER INFORMATION ON COUNTER
       PROPOSALS CAN BE FOUND DIRECTLY ON THE
       ISSUER'S WEBSITE (PLEASE REFER TO THE
       MATERIAL URL SECTION OF THE APPLICATION).
       IF YOU WISH TO ACT ON THESE ITEMS, YOU WILL
       NEED TO REQUEST A MEETING ATTEND AND VOTE
       YOUR SHARES DIRECTLY AT THE COMPANY'S
       MEETING. COUNTER PROPOSALS CANNOT BE
       REFLECTED IN THE BALLOT ON PROXYEDGE.

1.     To receive and consider the adopted Annual                Non-Voting
       Financial Statements as of 31 December
       2012, the approved Consolidated Financial
       Statements as of 31 December 2012, the
       Management Report for GSW Immobilien AG and
       the Consolidated Management Report for
       fiscal year 2012, including the Explanatory
       Report on the information required pursuant
       to Sections 289 Paragraph 4 and 315
       Paragraph 4 of the German Commercial Code
       (HGB) as well as the Report of the
       Supervisory Board for fiscal year 2012

2.     To resolve on the appropriation of the net                Mgmt          For                            For
       earnings of GSW Immobilien AG

3.     To resolve on the formal approval of the                  Mgmt          For                            For
       actions of the members of the Executive
       Board during fiscal year 2012

4.     To resolve on the formal approval of the                  Mgmt          For                            For
       actions of the members of the Supervisory
       Board during fiscal year 2012

5.     To resolve on the election of auditors and                Mgmt          For                            For
       group auditors for the audit of the Annual
       Financial Statements and the Consolidated
       Financial Statements for fiscal year 2013:
       PricewaterhouseCoopers Aktiengesellschaft
       Wirtschaftsprufungsgesellschaft, Berlin

6.     To resolve on the partial cancellation of                 Mgmt          For                            For
       an existing authorisation and to create a
       new authorisation for the Executive Board
       to issue convertible bonds and/or bonds
       with warrants and/or participation rights
       and/or participation bonds with or without
       conversion or option rights (or a
       combination of these instruments) with the
       authorisation to exclude the subscription
       rights of shareholders

7.     To partially cancel the Contingent Capital                Mgmt          For                            For
       2012 and creation of new contingent capital
       (Contingent Capital 2013), corresponding
       amendment to the Articles of Association

8.     To resolve the cancellation of the                        Mgmt          For                            For
       authorisation for simplified exclusion of
       subscription rights from the Authorised
       Capital 2012, the creation of a new
       authorisation for simplified exclusion of
       subscription rights in the Authorised
       Capital 2012 and corresponding amendment to
       the Articles of Association

9.     Approval of the amendment to the Domination               Mgmt          For                            For
       and Profit Transfer Agreement between GSW
       Immobilien AG and GSW Acquisition 3 GmbH

10.    Approval of the Amendment to the Domination               Mgmt          For                            For
       and Profit Transfer Agreement between GSW
       Immobilien AG and GSW Grundvermogens-und
       Vertriebsgesellschaft MbH

11.    Approval of the Domination and Profit                     Mgmt          For                            For
       Transfer Agreement between GSW Immobilien
       AG and GSW Corona GmbH

12.    Resolution approving the system for                       Mgmt          For                            For
       remuneration of the Executive Board members

13.    Dismissal of the Supervisory Board Member                 Shr           Against                        For
       Dr. Eckard John von Freyend pursuant to
       section 103 para. 1 AktG

14.    Vote of no-confidence against the Chairman                Shr           Against                        For
       of the Executive Board, Dr. Bernd Kottmann
       pursuant to section 84 para. 3 AktG




--------------------------------------------------------------------------------------------------------------------------
 SANOFI SA, PARIS                                                                            Agenda Number:  704317684
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5548N101
    Meeting Type:  MIX
    Meeting Date:  03-May-2013
          Ticker:
            ISIN:  FR0000120578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE FRENCH MARKET THAT THE                 Non-Voting
       ONLY VALID VOTE OPTIONS ARE "FOR" AND
       "AGAINST" A VOTE OF "ABSTAIN" WILL BE
       TREATED AS AN "AGAINST" VOTE.

CMMT   THE FOLLOWING APPLIES TO NON-RESIDENT                     Non-Voting
       SHAREOWNERS ONLY: PROXY CARDS: VOTING
       INSTRUCTIONS WILL BE FORWARDED TO THE
       GLOBAL CUSTODIANS ON THE VOTE DEADLINE
       DATE. IN CAPACITY AS REGISTERED
       INTERMEDIARY, THE GLOBAL CUSTODIANS WILL
       SIGN THE PROXY CARDS AND FORWARD THEM TO
       THE LOCAL CUSTODIAN. IF YOU REQUEST MORE
       INFORMATION, PLEASE CONTACT YOUR CLIENT
       REPRESENTATIVE

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL                     Non-Voting
       MEETING INFORMATION IS AVAILABLE BY
       CLICKING ON THE MATERIAL URL LINK:
       https://balo.journal-officiel.gouv.fr/pdf/2
       013/0311/201303111300671.pdf .PLEASE NOTE
       THAT THIS IS A REVISION DUE TO ADDITION OF
       URL LINK:
       https://balo.journal-officiel.gouv.fr/pdf/2
       013/0412/201304121301265.pdf. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
       RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
       AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

O.1    Approval of the corporate financial                       Mgmt          For                            For
       statements for the financial year 2012

O.2    Approval of the consolidated financial                    Mgmt          For                            For
       statements for the financial year 2012

O.3    Allocation of income and setting the                      Mgmt          For                            For
       dividend

O.4    Appointment of Mrs. Fabienne Lecorvaisier                 Mgmt          For                            For
       as Board member

O.5    Authorization to be granted to the Board of               Mgmt          For                            For
       Directors to trade in Company's shares

E.6    Delegation of authority to be granted to                  Mgmt          For                            For
       the Board of Directors to decide to issue
       shares and/or securities giving access to
       capital of the Company and/or entitling to
       the allotment of debts securities while
       maintaining preferential subscription
       rights

E.7    Delegation of authority to be granted to                  Mgmt          For                            For
       the Board of Directors to decide to issue
       shares and/or securities giving access to
       capital of the Company and/or entitling to
       the allotment of debts securities with
       cancellation of preferential subscription
       rights by public offering

E.8    Authorization to the Board of Directors to                Mgmt          For                            For
       issue shares or securities giving access to
       capital without preferential subscription
       rights, in consideration for in-kind
       contributions of equity securities or
       securities giving access to capital

E.9    Delegation of authority to be granted to                  Mgmt          For                            For
       the Board of Directors to increase the
       number of issuable securities in case of
       capital increase with or without
       preferential subscription rights

E.10   Delegation of authority to be granted to                  Mgmt          For                            For
       the Board of Directors to decide to
       increase share capital by incorporation of
       reserves, profits, premiums or other
       amounts

E.11   Delegation of authority to be granted to                  Mgmt          For                            For
       the Board of Directors to decide to issue
       shares or securities giving access to
       capital reserved for members of savings
       plans with cancellation of preferential
       subscription rights in favor of the latter

E.12   Delegation of authority to be granted to                  Mgmt          For                            For
       the Board of Directors to carry out free
       allocations of shares existing or to be
       issued without preferential subscription
       rights in favor of employees and corporate
       officers of the Company or affiliated
       companies or groups

E.13   Delegation of authority to be granted to                  Mgmt          For                            For
       the Board of Directors to grant share
       subscription or purchase options without
       preferential subscription rights

E.14   Delegation to be granted to the Board of                  Mgmt          For                            For
       Directors to reduce share capital by
       cancellation of treasury shares

E.15   Powers to carry out all legal formalities                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TOTAL SA, COURBEVOIE                                                                        Agenda Number:  704387477
--------------------------------------------------------------------------------------------------------------------------
        Security:  F92124100
    Meeting Type:  MIX
    Meeting Date:  17-May-2013
          Ticker:
            ISIN:  FR0000120271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 170136 DUE TO ADDITION OF
       RESOLUTIONS. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

CMMT   PLEASE NOTE IN THE FRENCH MARKET THAT THE                 Non-Voting
       ONLY VALID VOTE OPTIONS ARE "FOR" AND
       "AGAINST" A VOTE OF "ABSTAIN" WILL BE
       TREATED AS AN "AGAINST" VOTE.

CMMT   THE FOLLOWING APPLIES TO NON-RESIDENT                     Non-Voting
       SHAREOWNERS ONLY: PROXY CARDS: VOTING
       INSTRUCTIONS WILL BE FORWARDED TO THE
       GLOBAL CUSTODIANS ON THE VOTE DEADLINE
       DATE. IN CAPACITY AS REGISTERED
       INTERMEDIARY, THE GLOBAL CUSTODIANS WILL
       SIGN THE PROXY CARDS AND FORWARD THEM TO
       THE LOCAL CUSTODIAN. IF YOU REQUEST MORE
       INFORMATION, PLEASE CONTACT YOUR CLIENT
       REPRESENTATIVE

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL                     Non-Voting
       MEETING INFORMATION IS AVAILABLE BY
       CLICKING ON THE MATERIAL URL LINK:
       https://balo.journal-officiel.gouv.fr/pdf/2
       013/0408/201304081301115.pdf. PLEASE NOTE
       THAT THIS IS A REVISION DUE TO CHANGE IN
       TEXT OF RESOLUTIONS O.7, E.11 AND E.12.
       THANK YOU.

O.1    Approval of the corporate financial                       Mgmt          For                            For
       statements for the financial year ended
       December 31, 2012

O.2    Approval of the consolidated financial                    Mgmt          For                            For
       statements for the financial year ended
       December 31, 2012

O.3    Allocation of income and setting the                      Mgmt          For                            For
       dividend

O.4    Authorization to be granted to the Board of               Mgmt          For                            For
       Directors to trade in Company's shares

O.5    Renewal of term of Mr. Thierry Desmarest as               Mgmt          For                            For
       Board member

O.6    Renewal of term of Mr. Gunnar Brock as                    Mgmt          For                            For
       Board member

O.7    Renewal of term of Mr. Gerard Lamarche as                 Mgmt          For                            For
       Board member

CMMT   PLEASE NOTE THAT ALTHOUGH THERE ARE 2                     Non-Voting
       CANDIDATES TO BE ELECTED AS DIRECTORS,
       THERE IS ONLY 1 VACANCY AVAILABLE TO BE
       FILLED AT THE MEETING. THE STANDING
       INSTRUCTIONS FOR THIS MEETING WILL BE
       DISABLED AND, IF YOU CHOOSE, YOU ARE
       REQUIRED TO VOTE FOR ONLY 1 OF THE 2
       DIRECTORS. THANK YOU.

O.8    Appointment of Mr. Charles Keller as Board                Mgmt          For                            For
       member representing employee shareholders
       pursuant to Article 11 of the bylaws

O.9    PLEASE NOTE THAT THIS IS A SHAREHOLDERS'                  Shr           Against                        For
       PROPOSAL: Appointment of Mr. Philippe
       Marchandise as Board member representing
       employee shareholders pursuant to Article
       11 of the bylaws

O.10   Attendance allowances allocated to the                    Mgmt          For                            For
       Board of Directors

E.11   Authorization to grant Company's share                    Mgmt          Against                        Against
       subscription and/or purchase options to
       some employees of the Group and corporate
       officers of the company or Group companies
       with cancellation of shareholders'
       preferential subscription rights to shares
       issued following the exercise of share
       subscription options

E.12   Delegation of authority granted to the                    Mgmt          For                            For
       Board of Directors to increase capital
       under the conditions provided in Articles
       L.3332-18 et seq. of the Code of Labor with
       cancellation of shareholders' preferential
       subscription rights to shares issued due to
       the subscription of shares by employees of
       the Group

A      PLEASE NOTE THAT THIS IS A SHAREHOLDERS'                  Shr           Against                        For
       PROPOSAL: Proposed by the Enterprise
       Central Committee of UES Amont Total
       (Non-approved by the Board of Directors):
       Creation of an Independent Ethics Committee

B      PLEASE NOTE THAT THIS IS A SHAREHOLDERS'                  Shr           Against                        For
       PROPOSAL: Proposed by the Enterprise
       Central Committee of UES Amont Total
       (Non-approved by the Board of Directors):
       Corporate officers and employees
       compensation components related to
       industrial safety indicators

C      PLEASE NOTE THAT THIS IS A SHAREHOLDERS'                  Shr           Against                        For
       PROPOSAL: Proposed by the Enterprise
       Central Committee of UES Amont Total
       (Non-approved by the Board of Directors):
       Total's commitment in favor of the
       Diversity Label

D      PLEASE NOTE THAT THIS IS A SHAREHOLDERS'                  Shr           Against                        For
       PROPOSAL: Proposed by the Enterprise
       Central Committee of UES Amont Total
       (Non-approved by the Board of Directors):
       Presence of an Employees' Representative in
       the compensation Committee

E      PLEASE NOTE THAT THIS IS A SHAREHOLDERS'                  Shr           Against                        For
       PROPOSAL: Proposed by the Enterprise
       Central Committee of UES Amont Total
       (Non-approved by the Board of Directors):
       Developing individual shareholding



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Global Macro Portfolio
By (Signature)       /s/ Michael A. Cirami
Name                 Michael A. Cirami
Title                President
Date                 08/15/2013